UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York       May 14, 2006
-----------------------------      -------------------      ----------------
      [Signature]                    [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          19
                                               -------------

Form 13F Information Table Value Total:         $320,060
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE



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

                           Form 13F INFORMATION TABLE




    COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6   COLUMN 7     COLUMN  8
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------
                                                        VALUE       SHRS OR   SH/ PUT/   INVESTMENT OTHER      VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT   PRN CALL   DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------
ALLEGHANY ENERGY INC         COM            017361106    40,691    1,202,100  SH         SOLE                1,202,100   0
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC            COM            20854P109     2,366       31,900  SH         SOLE                   31,900   0
-----------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                 COM            29265N108    15,047      429,900  SH         SOLE                  429,900   0
-----------------------------------------------------------------------------------------------------------------------------------
ENERGYSOUTH INC              COM            292970100     1,366       42,956  SH         SOLE                   42,956   0
-----------------------------------------------------------------------------------------------------------------------------------
EQUITABLE RES INC            COM            294549100     2,417       66,200  SH         SOLE                   66,200   0
-----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                COM            302571104    26,693      665,000  SH         SOLE                  665,000   0
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC    COM            35039W100     1,995       48,500  SH         SOLE                   48,500   0
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM            629377508    45,111      997,600  SH         SOLE                  997,600   0
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST NAT GAS CO         COM            667655104     1,537       43,300  SH         SOLE                   43,300   0
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM            704549104     2,863       56,800  SH         SOLE                   56,800   0
-----------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW         COM            745310102    18,744      885,000  SH         SOLE                  885,000   0
-----------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW               COM            80589M102    26,397      672,700  SH         SOLE                  672,700   0
-----------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW           COM            826428104    26,130    1,892,100  SH         SOLE                1,892,100   0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS INC        COM            838518108     2,220       81,400  SH         SOLE                   81,400   0
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC              COM            872375100    18,356    1,138,700  SH         SOLE                1,138,700   0
-----------------------------------------------------------------------------------------------------------------------------------




    COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6   COLUMN 7     COLUMN  8
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------
                                                        VALUE       SHRS OR   SH/ PUT/   INVESTMENT OTHER      VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT   PRN CALL   DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------
UGI CORP NEW                 COM            902681105    34,582    1,641,300  SH         SOLE                1,641,300   0
------------------------------------------------------------------------------------------------------------------------------------
UIL HLDG CORP                COM            902748102     2,073       39,600  SH         SOLE                   39,600   0
------------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC            COM            95709T100     8,511      409,000  SH         SOLE                  409,000   0
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP        COM            976657106    42,961     1,074,300 SH         SOLE                1,074,300   0
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